Fair Value Measurements (Details) - Bank First Retirement Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total Plan's assets	$ 69,274,656	$ 67,946,629
Mutual funds
Fair Value Measurements
Total Plan's assets	41,217,928	40,443,186
Common Stock
Fair Value Measurements
Total Plan's assets	22,368,772	21,920,086
Fair Value
Fair Value Measurements
Total Plan's assets	63,586,700	62,363,272
Fair Value | Mutual funds
Fair Value Measurements
Total Plan's assets	41,217,928	40,443,186
Fair Value | Common Stock
Fair Value Measurements
Total Plan's assets	22,368,772	21,920,086
Level 1
Fair Value Measurements
Total Plan's assets	63,586,700	62,363,272
Level 1 | Mutual funds
Fair Value Measurements
Total Plan's assets	41,217,928	40,443,186
Level 1 | Common Stock
Fair Value Measurements
Total Plan's assets	22,368,772	21,920,086
Net asset value
Fair Value Measurements
Total Plan's assets	$ 5,687,956	$ 5,583,357